November 6, 2023

Document Control

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: Short-Term Bond Fund of America

File Nos. 333-135770 and 811-21928

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectuses and Statement of Additional Information since the electronic filing on October 31, 2023 of Registrant’s Post-Effective Amendment No. 35 under the Securities Act of 1933 and Amendment No. 38 under the Investment Company Act of 1940, both as amended.

Sincerely,

/s/ Courtney R. Taylor

Courtney R. Taylor

Secretary